Goodwill (Tables)	6 Months Ended
Dec. 31, 2022
Summary Of Changes In Goodwill
Summary of changes in goodwill

The following table shows the movements in goodwill:

	31 December 2022	30 June 2022
	$	$
Gross carrying amount
Balance at beginning of period	4,506,653	-
Acquired through business combination	972,374	4,506,653
Balance at end of period	5,479,027	4,506,653
Accumulated impairment
Balance at beginning of period	-	-
Impairment loss recognised	-	-
Balance at end of period	-	-
Carrying amount at the end of the period	5,479,027	4,506,653